UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22467

Kayne Anderson Midstream/Energy Fund, Inc.

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2017

Date of reporting period: August 31, 2017

Item 1.	Schedule of Investments.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2017

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 140.5%
Equity Investments(1) — 124.3%
United States — 115.1%
Midstream Company(2) — 58.1%
Capital Product Partners L.P. — Class B Units(3)(4)(5)(6)	606	$4,624
Dynagas LNG Partners LP(5)	534	7,493
EnLink Midstream, LLC(5)	107	1,821
GasLog Partners LP(5)	740	16,791
Golar LNG Partners LP(5)	752	16,518
Höegh LNG Partners LP(5)	641	11,832
Kinder Morgan, Inc.	286	5,526
Kinder Morgan, Inc. — 9.75% Mandatory Convertible Preferred Stock	61	2,572
KNOT Offshore Partners LP(5)	802	18,879
ONEOK, Inc.(7)	702	38,038
SemGroup Corporation	232	5,969
Tallgrass Energy GP, LP(5)	532	14,311
Targa Resources Corp.	506	22,563
The Williams Companies, Inc.	900	26,754

		193,691

Midstream MLP(2)(8) — 52.0%
Andeavor Logistics LP	229	11,378
Arc Logistics Partners LP	247	4,105
Buckeye Partners, L.P.	107	6,099
Cheniere Energy Partners LP Holdings, LLC(9)	50	1,257
Crestwood Equity Partners LP	147	3,666
DCP Midstream, LP	285	9,152
Enbridge Energy Management, L.L.C.(9)(10)	1,882	27,116
Energy Transfer Partners, L.P.	1,007	19,150
Enterprise Products Partners L.P.(11)	331	8,634
EQT Midstream Partners, LP	47	3,605
Global Partners LP	240	4,153
Magellan Midstream Partners, L.P.	45	3,046
MPLX LP	439	15,073
Noble Midstream Partners LP	35	1,667
NuStar Energy L.P.	72	2,927
Phillips 66 Partners LP	39	1,845
Plains GP Holdings, L.P.(9)(12)	703	15,793
Plains GP Holdings, L.P. — Plains AAP, L.P.(3)(9)(12)(13)	690	15,501
Spectra Energy Partners, LP	90	4,007
Summit Midstream Partners, LP	234	4,915
TC PipeLines, LP	69	3,641
Western Gas Partners, LP	124	6,342

		173,072

Other Energy Company — 5.0%
Anadarko Petroleum Corporation — 7.50% Tangible Equity Units(14)	37	1,354
Macquarie Infrastructure Corporation	127	9,451
NextEra Energy Partners, LP	25	1,041

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2017

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Other Energy Company (continued)

Royal Dutch Shell plc — ADR – Class B	86	$4,893

		16,739

Total United States (Cost — $372,724)		383,502

Canada — 9.2%
Midstream Company(2) — 9.2%
Enbridge Inc.	477	19,083
Pembina Pipeline Corporation	179	5,769
TransCanada Corporation	111	5,614

Total Canada (Cost — $26,042)		30,466

Total Equity Investments (Cost — $398,766)		413,968

	Interest Rate	Maturity Date	Principal Amount	Value
Debt Instruments — 16.2%
United States — 12.2%
Upstream — 12.2%
Ascent Resources Utica Holdings, LLC(3)	10.000%	4/1/22	$3,000	3,068
California Resources Corporation(3)(12)	8.000	12/15/22	12,925	7,173
Chief Oil & Gas LLC(3)	(15)	8/8/21	8,153	8,031
Eclipse Resources Corporation	8.875	7/15/23	12,450	12,512
Jonah Energy LLC(3)	(16)	5/12/21	8,423	8,233
Jones Energy Holdings, LLC	9.250	3/15/23	2,600	1,820
Pardus Oil & Gas, LLC(3)(4)	(17)	5/31/22	54	—

Total United States (Cost — $42,984)				40,837

Canada — 4.0%
Upstream — 4.0%
Athabasca Oil Corporation (3)	9.875	2/24/22	6,000	5,670
Jupiter Resources Inc.(3)	8.500	10/1/22	11,480	7,519

Total Canada (Cost — $15,140)				13,189

Total Debt Investments (Cost — $58,124)				54,026

Total Long-Term Investments (Cost — $456,890)				467,994

	Strike Price	Expiration Date	No. of Contracts	Notional Amount(18)	Value
Liabilities
Call Option Contracts Written(19)
United States
Midstream Company
ONEOK, Inc. (Premiums Received — $6)	$55.00	9/15/17	100	$542	(6)
Debt					(102,000)
Mandatory Redeemable Preferred Stock at Liquidation Value					(35,000)
Other Assets in Excess of Other Liabilities					2,071

Net Assets Applicable to Common Stockholders					$333,059

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Securities are categorized as “Midstream” if they (i) derive at least 50% of their revenues or operating income from operating Midstream Assets or (ii) have Midstream Assets that represent the majority of their assets.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2017

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

(3)	The Fund’s ability to sell this security is subject to certain legal or contractual restrictions. As of August 31, 2017, the aggregate value of restricted securities held by the Fund was $59,819 (12.6% of total assets), which included $55,195 of Level 2 securities and $4,624 of Level 3 securities.

(4)	Fair valued security.

(5)	This company is structured like an MLP, but is not treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes.

(6)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions (liquidation preference of $9.00 per unit). The Class B Units pay quarterly cash distributions and are convertible at any time at the option of the holder. The Class B Units paid a distribution of $0.21375 per unit for the third quarter.

(7)	Security or a portion thereof is segregated as collateral on option contracts written.

(8)	Unless otherwise noted, securities are treated as a publicly-traded partnership for RIC qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had 23.9% of its total assets invested in publicly-traded partnerships at August 31, 2017. It is the Fund’s intention to be treated as a RIC for tax purposes.

(9)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(10)	Dividends are paid-in-kind.

(11)	In lieu of cash distributions, the Fund has elected to receive distributions in additional units through the partnership’s dividend reinvestment program.

(12)	The Fund believes that it is an affiliate of Plains AAP, L.P. (“PAGP-AAP”) and Plains GP Holdings, L.P. (“PAGP”). The Fund does not believe that it is an affiliate of California Resources Corporation.

(13)	The Fund’s ownership of PAGP-AAP is exchangeable on a one-for-one basis into either PAGP shares or Plains All American Pipeline, L.P. (“PAA”) units at the Fund’s option. The Fund values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of August 31, 2017, the Fund’s PAGP-AAP investment is valued at PAGP’s closing price.

(14)	Security is comprised of a prepaid equity purchase contract and a senior amortizing note. Unless settled earlier, each prepaid equity purchase contract will settle on June 7, 2018 for between 0.7159 and 0.8591 Western Gas Equity Partners, LP (“WGP”) common units (subject to Anadarko Petroleum Corporation’s (“APC”) right to deliver APC common stock in lieu of WGP common units). The Fund receives a quarterly payment of 7.50% per annum on the $50 per unit stated amount of the security.

(15)	Floating rate second lien secured term loan. Security pays interest at a rate of LIBOR + 650 basis points with a 1.00% LIBOR floor (7.93% as of August 31, 2017).

(16)	Floating rate second lien secured term loan. Security pays interest at a rate of LIBOR + 650 basis points with a 1.00% LIBOR floor (7.74% as of August 31, 2017).

(17)	Interest is paid-in-kind at a fixed rate per annum equal to 5.00%. As of May 31, 2017, the Fund stopped accruing interest related to this security.

(18)	The notional amount of call option contracts written is the product of (a) the number of contracts written, (b) 100 (each contract entitles the option holder to 100 units/shares) and (c) the market price of the underlying security as of August 31, 2017.

(19)	Security is non-income producing.

From time to time, the Fund’s ability to sell certain of its investments is subject to certain legal or contractual restrictions. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At August 31, 2017, the Fund held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units, Principal ($) (in 000s)	Cost Basis (GAAP)	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 2 Investments
Equity Investments
Plains GP Holdings, L.P. — Plains AAP, L.P.(1)	(2)	(3)	690	$4,324	$15,501	$22.48	4.7%	3.3%
Senior Notes and Secured Term Loans(4)
Ascent Resources Utica Holdings, LLC	3/29/17	(5)	3,000	3,000	3,068	n/a	0.9	0.6
Athabasca Oil Corporation	2/9/17	(6)	6,000	5,755	5,670	n/a	1.7	1.2
California Resources Corporation	(2)	(6)	12,925	9,157	7,173	n/a	2.1	1.5
Chief Oil & Gas LLC	(2)	(5)	8,153	7,980	8,031	n/a	2.4	1.7
Jonah Energy LLC	(2)	(5)	8,423	8,032	8,233	n/a	2.5	1.7
Jupiter Resources, Inc.	(2)	(5)	11,480	9,385	7,519	n/a	2.3	1.6

Total				$47,633	$55,195		16.6%	11.6%

Level 3 Investments(7)
Equity Investments
Capital Product Partners L.P.
Class B Units	(2)	(6)	606	$3,382	$4,624	$7.63	1.4%	1.0%
Senior Notes
Pardus Oil & Gas, LLC	5/13/16	(5)	54	31	—	n/a	—	—

Total				$3,413	$4,624		1.4%	1.0%

Total of all restricted investments				$51,046	$59,819		18.0%	12.6%

(1)	The Fund values its investment in Plains AAP, L.P. (“PAGP-AAP”) on an “as exchanged” basis based on the higher public market value of either Plains GP Holdings, L.P. (“PAGP”) or Plains All American, L.P. (“PAA”). As of August 31, 2017, the Fund’s PAGP-AAP investment is valued at PAGP’s closing price.

(2)	Security was acquired at various dates during the nine months ended August 31, 2017 and/or in prior fiscal years.

(3)	The Fund’s investment in PAGP-AAP is exchangeable on a one-for-one basis into either PAGP shares or PAA units at the Fund’s option. Upon exchange, the PAGP shares or PAA units will be freely tradable.

(4)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or a syndicate bank, a principal market maker, an independent pricing service or an independent broker. These securities have limited trading volume and are not listed on a national exchange.

(5)	Unregistered security of a private company.

(6)	Unregistered or restricted security of a publicly-traded company.

(7)	Securities are valued using inputs reflecting the Fund’s own assumptions.

At August 31, 2017, the cost basis of investments for federal income tax purposes was $465,934. At August 31, 2017, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$54,880
Gross unrealized depreciation	(52,820)

Net unrealized appreciation	$2,060

The cost basis for federal income tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at August 31, 2017, and the Fund presents these assets and liabilities by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)		Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$413,968	$393,843	$15,501	(1)	$4,624
Debt investments	54,026	—	54,026		—

Total assets at fair value	$467,994	$393,843	$69,527		$4,624

Liabilities at Fair Value
Call option contracts written	$6	$—	$6		$—

(1)	The Fund’s investment in Plains AAP, L.P. (“PAGP-AAP”) is exchangeable on a one-for-one basis into either Plains GP Holdings, L.P. (“PAGP”) shares or Plains All American Pipeline, L.P. (“PAA”) units at the Fund’s option. The Fund values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of August 31, 2017, the Fund’s PAGP-AAP investment is valued at PAGP’s closing price. The Fund categorizes its investment as a Level 2 security for fair value reporting purposes.

For the nine months ended August 31, 2017, there were no transfers between Level 1 and Level 2.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2017.

	Equity	Debt	Total
Balance — November 30, 2016	$4,194	$34	$4,228
Purchases	—	—	—
Transfers out to Level 1 and 2	—	—	—
Realized gains (losses)	—	—	—
Unrealized gains (losses), net	430	(34)	396

Balance — August 31, 2017	$4,624	$—	$4,624

The $396 of unrealized gains relate to investments that were still held at the end of the reporting period.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (ASC 815), the following are the derivative instruments and hedging activities of the Fund.

The following table sets forth the fair value of the Fund’s derivative instruments:

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of August 31, 2017
Call options written	Call option contracts written	$(6)

The following table sets forth the effect of the Fund’s derivative instruments on the Fund’s operations:

		For the Nine Months Ended August 31, 2017
Derivatives Not Accounted for as Hedging Instruments	Location of Gains/(Losses) on Derivatives Recognized in Income	Net Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options written	Options	$535	$113

The Fund’s investments are concentrated in the energy sector. The focus of the Fund’s portfolio within the energy sector may present more risks than if the Fund’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Fund than on an investment company that does not focus on the energy sector. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Fund invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Fund may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At August 31, 2017, the Fund had the following investment concentrations:

Category	Percent of Long-Term Investments
Securities of energy companies	100.0%
Equity securities	88.5%
Debt securities	11.5%
Securities of MLPs(1)	37.0%
Largest single issuer	8.1%
Restricted securities	12.8%

(1)	Securities of MLPs consist of entities that are structured as limited partnerships and limited liability companies that are publicly traded and are treated as partnerships for federal income tax purposes, and their affiliates.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 28, 2017 with a file number 811-22467.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a)  As of a date within 90 days of the filing date of this report, the principal executive officer and the principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors and Chief Executive Officer
Date:	October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors and Chief Executive Officer
Date:	October 30, 2017

/S/ TERRY A. HART
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	October 30, 2017